CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - EUR (€) € in Millions	Total	Total	Share capital	Share premium	Merger reserves	Other reserves	Retained earnings	Non-controlling interest
Beginning balance at Dec. 31, 2019	€ 6,156	€ 6,156	€ 5	€ 178	€ 287	€ (449)	€ 6,135	€ 0
Profit after taxes	498	498					498
Other comprehensive income/(loss)	(143)	(143)				(88)	(55)
Total comprehensive income/(loss)	355	355				(88)	443
Issue of shares during the year	14	14		14
Equity-settled share-based payment expense	14	14					14
Share-based payment tax effects	2	2					2
Dividends	(387)	(387)					(387)
Own shares purchased under share buyback programme	(129)	(129)					(129)
Closing balance at Dec. 31, 2020	6,025	6,025	5	192	287	(537)	6,078	0
Profit after taxes	988	982					982	6
Other comprehensive income/(loss)	718	702				465	237	16
Total comprehensive income/(loss)	1,706	1,684				465	1,219	22
Non-controlling interests recognised relating to business combination	228	0						228
Transactions with non-controlling interests	(73)	0						(73)
Cash flow hedge gains transferred to goodwill relating to business combination	(84)	(84)				(84)
Issue of shares during the year	28	28		28
Equity-settled share-based payment expense	16	16					16
Share-based payment tax effects	3	3					3
Dividends	(639)	(639)					(639)
Closing balance at Dec. 31, 2021	7,210	7,033	5	220	287	(156)	6,677	177
Profit after taxes	1,521	1,508					1,508	13
Other comprehensive income/(loss)	(292)	(306)				(272)	(34)	14
Total comprehensive income/(loss)	1,229	1,202				(272)	1,474	27
Non-controlling interests recognised relating to business combination	(283)	(79)				(79)		(204)
Issue of shares during the year	14	14		14
Equity-settled share-based payment expense	33	33					33
Share-based payment tax effects	10	10					10
Dividends	(766)	(766)					(766)
Closing balance at Dec. 31, 2022	€ 7,447	€ 7,447	€ 5	€ 234	€ 287	€ (507)	€ 7,428	€ 0